SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSE (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Share based compensation	$ 15,274	$ 1,623	$ 3,657	$ 3,269	$ 306
Total	$ 1,640	$ 1,689	3,059	2,711	1,898
Research and development expenses [member]
IfrsStatementLineItems [Line Items]
Salaries and related expenses			2,796	2,228	2,166
Materials and laboratory expenses			434	223	316
Share based compensation			403	447	127
Travel expenses			260	87	50
Depreciation and amortization			172	197	255
Subcontractors and consultants			135	344	374
Freight			8	33	30
Other			5	10	6
Reimbursement from paid pilots and proof of concept projects			(1,154)	(858)	(1,426)
Total			$ 3,059	$ 2,711	$ 1,898